CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Restricted cash	¥ 3,484,227	¥ 3,686,203
Provision for doubtful accounts	188,725	145,699
Provision for loan losses	382,012	316,124
Loans receivable, net of provision for loan losses	2,354,882	4,808,252
Prepaid expenses and other assets	1,050,009	1,391,023
Payable to platform customers	103,453	684,630
Quality assurance receivable, net of credit loss allowance	223,514	809,503
Quality assurance fund payable		4,776,153
Deferred guarantee income	1,259,396
Expected credit losses	2,390,501
Payroll and welfare payable	220,989	176,685
Taxes payable	154,398	128,298
Short-term borrowings		235,000
Funds payable to investors of consolidated trusts	1,661,841	3,660,483
Contract liabilities	3,447	55,728
Amounts due to related parties	1,984	4,309
Leasing liabilities	43,296	85,143
Deferred tax liabilities	103,548	198,922
Accrued expenses and other liabilities	¥ 509,002	¥ 287,625
Ordinary stock, authorized | shares	4,266,159,600
Ordinary stock, shares issued | shares	1,550,071,169
Treasury stock, common shares | shares	144,906,570	20,634,265
Consolidated VIEs' principal subsidiaries [Member]
Payable to platform customers	¥ 103,453	¥ 684,630
Quality assurance fund payable	0	4,776,153
Deferred guarantee income	1,259,396	0
Expected credit losses	2,390,501	0
Payroll and welfare payable	132,955	115,540
Taxes payable	49,556	32,468
Short-term borrowings	0	85,000
Contract liabilities	0	50,166
Amounts due to related parties	1,984	4,309
Leasing liabilities	42,775	84,284
Deferred tax liabilities	8,320	47,117
Accrued expenses and other liabilities	472,446	237,802
VIE's subsidiaries [Member]
Payable to platform customers	103,453	684,630
Quality assurance fund payable	0	4,776,153
Deferred guarantee income	1,259,396	0
Expected credit losses	2,390,501	0
Payroll and welfare payable	132,955	115,540
Taxes payable	49,556	32,468
Short-term borrowings	0	85,000
Contract liabilities	0	50,166
Amounts due to related parties	1,984	4,309
Leasing liabilities	42,775	84,284
Deferred tax liabilities	8,320	47,117
Accrued expenses and other liabilities	¥ 472,446	¥ 237,802
Class A Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	969,071,169	964,071,169
Ordinary Stock, shares outstanding | shares	824,164,599	943,436,904
Class B Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	581,000,000	586,000,000
Ordinary Stock, shares outstanding | shares	581,000,000	586,000,000
Consolidated Trust [Member]
Restricted cash	¥ 482,285	¥ 799,646
Loans receivable, net of provision for loan losses	2,100,158	4,618,856
Prepaid expenses and other assets	32,154	62,306
Taxes payable	3,996	4,562
Funds payable to investors of consolidated trusts	¥ 1,661,841	¥ 3,660,483